Stock-Based Compensation (Details Textual)		1 Months Ended					12 Months Ended
	Sep. 09, 2011 USD ($) shares	Nov. 30, 2015 shares	May. 29, 2015 USD ($) $ / shares shares	Dec. 31, 2014 shares	Jul. 31, 2014 USD ($) $ / shares shares	Dec. 28, 2010 shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Expense | $							$ 13,664	$ 28,767
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights for Employee and Non-Employee Directors							Historically, until the year ended December 31, 2014, each non-employee director of the Company was granted an option for 7,000 common shares upon first taking office, andreceived an annual option grant for an additional 7,000 common shares for each additional year in office. Generally, options outstanding vest over periods not exceeding four years and are exercisable for up to five years from the grant date.
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term								5 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate								9.59%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate								59.50%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate								1.71%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value | $ / shares								$ 0.72
Fair Value Of Restricted Shares Granted | $	$ 195,968
Fair Value Of Restricted Shares Amortization Period	15 years
Warrants to Purchase Common Stock			50,750		87,719
Warrants Exercise Price | $ / shares			$ 5.4875		$ 3.5625
Warrants Expiry Date			May 22, 2020		Jul. 28, 2019
Stock and Warrants Issued During Period, Value, Preferred Stock and Warrants | $			$ 54,928		$ 42,224
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Exercised		17,550
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Of Warrants Issued To Underwriter						20,000
Exercise Price Of Warrants Issued To Underwriter						2.50
Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Shares, Warrants Exercised				6,226			20,350	6,226
Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Expense | $							$ 13,065	$ 13,065
Stock Issued During Period, Shares, Restricted Stock Award, Gross	1,000,000
Stock Option Plan 2009 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance							400,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant							248,000
Share-based Compensation Arrangement By Share-based Payment Award Options Grants							376,000
Share-based Compensation Arrangement By Share-based Payment Award Options Forfeitures							224,000